UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 63,188	$ 74,037
Trade and other receivables (Note 5)	52,081	55,209
Income taxes receivable	1,076	881
Prepaids and deposits	10,693	11,701
Contract costs, net	10,099	9,696
Total current assets	137,137	151,524
Non-current assets:
Contract costs, net	15,553	15,095
Deferred tax asset	19,968	20,026
Right-of-use assets, net (Note 6)	4,534	2,387
Property and equipment, net (Note 7)	1,920	2,045
Intangible assets, net (Note 8)	25,027	1,029
Goodwill (Note 9)	49,411	14,541
Total assets	253,550	206,647
Current liabilities:
Trade and other payables	41,643	35,960
Automatic share repurchase plan liability (Note 11)	9,889	0
Income taxes payable	2,123	966
Deferred revenue	99,030	85,465
Provisions	4,632	787
Lease obligations (Note 6)	1,412	621
Acquisition holdback payables	2,384	0
Total current liabilities	161,113	123,799
Non-current liabilities:
Contingent consideration	4,595	0
Deferred revenue	2,152	2,568
Lease obligations (Note 6)	3,298	1,939
Employee benefit obligations	2,944	3,587
Deferred tax liability	976	663
Borrowings	79,088	0
Total liabilities	254,166	132,556
Shareholders’ equity
Share capital (Note 11)	219,229	244,605
Contributed surplus	20,881	20,949
Accumulated other comprehensive loss	(7,551)	(7,427)
Deficit	(233,175)	(184,036)
Total equity	(616)	74,091
Total liabilities and equity	$ 253,550	$ 206,647